Consolidated Statements of Shareholders' Equity Statement - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares [Member]	Common Shares Including Additional Paid in Capital [Member]	AOCI [Member]	Accumulated Deficit [Member]
Shares, Issued, period start at Dec. 31, 2013		21,098
Total Shareholders' Equity, period start at Dec. 31, 2013	$ 7,437		$ 14,407	$ (136)	$ (6,834)
Stock Issued During Period, Shares, Acquisitions		8,557
Stock Issued During Period, Value, Acquisitions	68,627		68,627
Stock Issued During Period, Shares, New Issues		3,423
Stock Issued During Period, Value, New Issues	11,901		11,901
Stock Issued During Period, Shares, Purchase of Assets		1,090
Stock Issued During Period, Value, Purchase of Assets	6,454		6,454
Stock Issued During Period, Shares, Conversion of Convertible Securities		333
Stock Issued During Period, Value, Conversion of Convertible Securities	2,500		2,500
Common Shares Returned for Related Party Loan Payment, Shares		(194)
Common Shares Returned for Related Party Loan Payment, value	(1,513)		(1,513)
Stock Issued During Period, Shares, Share-based Compensation, Gross		247
Stock Issued During Period, Value, Stock Options Exercised	148		148
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	3,593		3,593
Other Comprehensive (Loss) Income	(1,285)			(1,285)
Net Loss	(12,722)				(12,722)
Shares, Issued, period end at Dec. 31, 2014		34,554
Total Shareholders' Equity, period end at Dec. 31, 2014	85,140		106,117	(1,421)	(19,556)
Stock Issued During Period, Shares, Acquisitions		1,529
Stock Issued During Period, Value, Acquisitions	6,147		6,147
Stock Issued During Period, Shares, New Issues		6,916
Stock Issued During Period, Value, New Issues	13,697		13,697
Stock Issued During Period, Shares, Related Party Interest Expense		668
Stock Issued During Period, Value, Related Party Interest Expense	1,560		1,560
Stock Issued During Period, Shares, Share-based Compensation, Gross		1,531
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	(6)		(6)
Adjustments to additional paid in capital, related party warrants	1,380		1,380
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	7,163		7,163
Other Comprehensive (Loss) Income	286			286
Net Loss	(47,227)				(47,227)
Shares, Issued, period end at Dec. 31, 2015		45,198
Total Shareholders' Equity, period end at Dec. 31, 2015	68,140		136,058	(1,135)	(66,783)
Stock Issued During Period, Shares, New Issues		10,472
Stock Issued During Period, Value, New Issues	5,707		5,707
Stock Issued During Period, Shares, Purchase of Assets		3,947
Stock Issued During Period, Value, Purchase of Assets	1,500		1,500
Stock Issued During Period, Shares, Related Party Interest Expense		4,215
Stock Issued During Period, Value, Related Party Interest Expense	1,859		1,859
Stock Issued During Period, Shares, Share-based Compensation, Gross		2,032
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	(11)		(11)
Adjustments to additional paid in capital, related party warrants	485		485
Adjustments to Additional Paid in Capital, Warrant Issued	1,994		1,994
Stock Issued During Period, Shares, Issued for Services		701
Stock Issued During Period, Value, Issued for Services	531		531
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	9,131		9,131
Other Comprehensive (Loss) Income	(430)			(430)
Net Loss	(68,460)				(68,460)
Shares, Issued, period end at Dec. 31, 2016		66,565
Total Shareholders' Equity, period end at Dec. 31, 2016	$ 20,446		$ 157,254	$ (1,565)	$ (135,243)